File No. 811-10303

                                                             File No. 333-56018


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]


      Pre-Effective Amendment No. 1                                       [X]


      Post-Effective Amendment No.                                        [ ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [X]


      Amendment No. 1                                                     [X]


                                BUFFALO FUNDS
              (Exact name of Registrant as Specified in Charter)

           BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
             (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (816) 751-5900

                               Stephen S. Soden
           BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
                   (Name and Address of Agent for Service)

With a copy to:

                           Michael P. O'Hare, Esq.
                     Stradley Ronon Stevens & Young, LLP
                           2600 One Commerce Square
                            Philadelphia, P 19103

Approximate  Date of Proposed  Public  Offering:  As soon as practical after the effective date of this
                                                  registration statement.

It is proposed that this filing become effective (check appropriate box):
      /_/ immediately upon filing pursuant to paragraph (b)
      /_/ on (date) pursuant to paragraph (b)
      /_/ 60 days after filing pursuant to paragraph (a)(1)
      /_/ on (date) pursuant to paragraph (a)(1)
      /_/ 75 days after filing pursuant to paragraph (a)(2)
      /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

      BUFFALO(R)

      Science & Technology Fund

      An aggressive stock fund seeking long-term capital growth through investments in companies expected to benefit from scientific and technological progress.

      Shares of the Fund have not
      been approved or disapproved
      by the Securities and Exchange
      Commission nor has the Commission passed upon the adequacy of this Prospectus.
      Any representation to the
      contrary is a criminal offense.

      Prospectus
      April 16, 2001

      Prospectus        May 1, 2001

      Buffalo Funds     INVESTMENT ADVISER AND MANAGER:
                        KORNITZER CAPITAL MANAGEMENT, INC.

                        DISTRIBUTED BY:
                        JONES & BABSON, INC.

      Table of Contents
                                                              Page
      Information About the Fund
      Investment Objective and Principal Investment Strategy     2
      Principal Risk Factors                                     3
      Past Performance                                           4
      Fees and Expenses                                          4
      Management and Investment Adviser                          5
      Financial Highlights                                       6

      Information About Investing
      How to Purchase Shares                                     6
      How to Redeem Shares                                       7
      Shareholder Services                                       7
      How Share Price is Determined                              8
      Distributions and Taxes                                    9
      Additional Policies About Transactions                    10
      Conducting Business with the Buffalo Funds                12

Investment Objective and Principal Investment Strategy

The investment objective for the Buffalo Science & Technology Fund is long-term capital growth. To pursue its investment objective, the Fund invests at least 80% of its total assets in common stocks and other equity securities (including convertibles and warrants) of companies expected to benefit from the development, advancement, and use of science and technology.

The Fund's principal investment strategy is to select stocks that the adviser believes have prospects for above average earnings based on intensive fundamental research. Holdings can range from small companies that are developing new technologies to blue chip firms with established track records of developing, producing or distributing products and services in the science and technology industries. The Fund may also invest in companies that are likely to benefit from technological advances even if those companies are not directly involved in the specific research and development.

Some of the industries likely to be represented in the Fund's portfolio are:

      o Electronics, including hardware, software and components;
      o Communications;
      o E-commerce;
      o Information services;
      o Media;
      o Life sciences and healthcare;
      o Environmental services;
      o Chemicals and synthetic materials; and
      o Defense and aerospace.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reinvest assets in more promising investment opportunities.

Temporary Investments-- The Fund intends to hold a small percentage of cash or high quality, short-term debt obligations for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund may respond to adverse market, economic, political or other considerations by investing up to 100% of its assets in high quality, short-term debt securities or other defensive investments for temporary investment purposes. During these times, the Fund may not achieve its objective and, instead, will focus on preserving your investment.

Principal Risk Factors

Sector Concentration Risks-- Since the Fund is focused on science and technology related industries, it is more concentrated than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to such companies. For example, products or services that first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. In addition, technology industries can be affected by competition from new market entrants as well as developing government regulations and policies. The level of risk will rise to the extent that the Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management. The Fund is therefore likely to be more volatile than a fund that is exposed to a greater variety of industries.

Market Risks-- Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Fund is normally invested in equity securities, the value of the Fund will go up and down. In addition, stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. As with any mutual fund, there is a risk that you could lose money by investing in the Fund.

The Fund's success depends largely on the adviser's ability to select favorable investments. Also, different types of investments shift in and out of favor depending on market and economic conditions. For example, at various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Fund will perform better or worse than other types of funds depending on what is in "favor."

Small Company Risks-- The Fund may invest a significant amount of its assets in small companies. Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of smaller companies are more volatile than the securities of larger, more established companies. Thus, an investment in the Fund may be more suitable for long-term investors who are willing to bear the risk of these fluctuations.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Therefore, if the Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than its adviser might prefer, or it may have to sell in small quantities over a period of time. The Fund tries to minimize this risk by investing in stocks that are readily bought and sold.

Past Performance

The Fund is new as of May 1, 2001; therefore, there is no past performance information. The Fund's performance will vary from year to year. Past performance does not necessarily indicate how a fund will perform in the future. As a shareholder, you may lose or make money on your investment.

Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                                  Buffalo
                                                            Science & Technology
                                                                   Fund

Shareholder Fees
(fees paid directly from your investment)
      Maximum Sales Charge (Load) Imposed on Purchases               None
      Maximum Deferred Sales Charge (Load)                           None
      Maximum Sales Charge (Load) Imposed on Reinvested Dividends    None
      Redemption Fee                                                 None*
      Exchange Fee                                                   None


           * A $10 fee is imposed for redemptions by wire.


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
      Management Fees                                                  1.00%
      Distribution (12b-1) fees                                         None
      Other Expenses                                                    .05%
      Total Annual Fund Operating Expenses                             1.05%

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                 1 Year      3 Years
Buffalo Science & Technology Fund                 $107        $334

Management and Investment Adviser

Kornitzer Capital Management, Inc., ("KCM") the Fund's investment adviser and manager, was founded in 1989. In addition to advising and managing five other Buffalo mutual funds, it provides advisory services to a broad variety of individual, corporate and other institutional clients. As manager, KCM provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; officers, trustees and other personnel; rent; shareholder services; and other items incidental to corporate administration.

The Fund is managed by Tom Laming. Mr Laming joined KCM in 1993 and is an experienced aerospace engineer and research analyst. He holds a BS in Physics from the University of Kansas, an MS in Aeronautics and Astronautics from MIT, and an MBA from Indiana University. For its services, the Fund pays KCM a fee at the annual rate of one percent (1.00%) of the Fund's average daily net assets.

Operating expenses not required in the normal operation of the Fund are payable by the Fund. These expenses include taxes, interest, governmental charges and fees, including registration of the Fund with the Securities and Exchange Commission and the various States, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

KCM employs at its own expense Jones & Babson Inc., founded in 1959, to act as distributor and to perform administrative services to the Fund. These administrative services include accounting, transfer agency and regulatory assistance.

KCM is located at 5420 West 61st Place, Shawnee Mission, KS 66205 and Jones & Babson is located at BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306.

Financial Highlights


The Fund is new and therefore, there are no financial highlights.


How to Purchase Shares

No Load Fund

      o There are no sales commissions or Rule 12b-1 distribution fees

How to Buy Shares (see chart on page 12 for details)

      o By phone, mail or wire
      o Through Automatic Monthly Investments
      o Through exchanges from another Babson or Buffalo Fund

Minimum Initial Investment

      o $2,500 (unless Automatic Monthly)
      o $100 with an Automatic Monthly Investment Plan
      o $250 for IRA and Uniform Transfer (Gift) to Minors accounts
      o $1,000 for exchanges from a Babson Money Market or another Buffalo Fund

Minimum Additional Investment

      o $100 by mail
      o $1,000 by wire
      o $100 for Automatic Monthly Investments or telephone (ACH)
      o $1,000 for exchanges from a Babson Money Market or Buffalo Fund

Minimum Account Size

You must maintain a minimum account value equal to the current minimum initial investment (usually $2,500). If your account falls below this amount due to redemptions (not due to market action) we may ask you to increase the account to the minimum. If you do not bring the account up to the minimum within 60 days after we contact you, we will close the account and send your money to you.

How to Redeem Shares

You may withdraw from your account at any time in the following amounts:

      o any amount for redemptions requested by mail or telegraph
      o $1,000 or more for redemptions wired to your account ($10 fee)
      o $50 or more for redemptions by a systematic redemption plan (there may be a fee)
      o $1,000 or more for exchanges to another fund
      o $100 or more for redemptions by automatic monthly exchange to another fund
      o $100 or more via ACH; there is no fee but funds may take 4 days to reach your account
      o Up to $25,000 by telephone (you must first request this option in writing with a signature guarantee)

Shareholder Services

The  following  services  are  also  available  to  shareholders.   Please  call
1-800-49-BUFFALO (1-800-492-8332) for more information:

      o Uniform Transfers (Gifts) to Minors accounts
      o Accounts for corporations or partnerships
      o Sub-Accounting Services for Keogh, tax qualified retirement plans, and others
      o Prototype Retirement Plans for the self-employed, partnerships and corporations
      o Traditional IRA accounts
      o Roth IRA accounts
      o Simplified Employee Pensions (SEPs)

How Share Price is Determined


Shares of the Fund are purchased or redeemed at its net asset value per share next calculated after your purchase order and payment or redemption order is received by the Fund. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Fund, orders will be processed at the net asset value per share next effective after receipt by that institution.


The net asset value is calculated by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Fund is open for business (generally the same days that the New York Stock Exchange is open for trading). The Fund is generally closed on weekends, national holidays and Good Friday.

Each security owned by the Fund that is listed on an exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange which it generally considers to be the principal exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Fund's Board of Trustees.

Distributions and Taxes

The Fund pays distributions from net investment income semi-annually, usually in June and December. Distributions from net capital gains realized on the sale of securities will be declared by the Fund semi-annually, usually in June and December. Your distributions will be reinvested automatically in additional shares of the Fund, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash. We automatically reinvest all dividends under $10.00 in additional shares of the Fund. There are no fees or sales charges on reinvestments.

Tax Considerations-- In general, distributions from the Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

When you sell your shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Buffalo Fund or Babson Money Market Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.


Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

Backup Withholding-- By law, the Fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the Fund to do so.


Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

Additional Policies About Transactions

We cannot process transaction requests unless they are properly completed as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

Purchases-- We may reject orders when not accompanied by payment or when in the best interest of the Fund and its shareholders.

Redemptions-- We try to send proceeds as soon as practical. In any event, we send proceeds by the third business day after we receive a proper redemption request. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund. If you receive securities instead of cash, you will incur brokerage costs when converting into cash.

Market Timers-- The Fund may refuse to sell shares to market timers. You will be considered a market timer if you (i) request a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Signature Guarantees-- You can obtain a signature guarantee from most banks, credit unions, savings & loans or securities broker/dealers, but not a notary public. For your protection, we require a guaranteed signature if you request:

      o A redemption check sent to a different payee, bank or address than we have on file.
      o A redemption check mailed to an address that has been changed within the last 30 days.
      o A redemption for $25,000 or more in writing.
      o A change in account registration or redemption instructions.

Corporations, Trusts and Other Entities-- Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund-- You must meet the minimum investment requirement of the Buffalo Fund or Babson Money Market Fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the prospectus of the fund being purchased. Call us for a free copy.

Telephone Services-- During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request, including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed and we reasonably believe the instructions are genuine, the Fund is not liable for any loss due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Fund nor Jones & Babson, Inc. assumes responsibility for the authenticity of telephone redemption requests.

Conducting Business with the Buffalo Funds

By phone

      1-800-49-BUFFALO
      (1-800-492-8332)
      in the Kansas City area 751-5900

You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

How to open an account

If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another Babson or Buffalo Fund by exchange ($1,000 minimum). The names and registrations on the accounts must be identical.

How to add to an account

You may make investments ($1,000 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares.

Availability   of  this   service  is  subject  to  approval  by  the  Fund  and
participating banks.

How to sell shares

You may withdraw any amount up to $25,000 by telephone, provided you have registered for this service previously. We will send funds only to the address of record.

How to exchange shares

You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another Buffalo Fund or Babson Money Market Fund. The shares being exchanged must have been held in open account for 15 days or more.

By Mail

Initial Purchases and Redemptions: Buffalo Funds P.O. Box 219757 Kansas City, MO 64121-9757

Subsequent Purchases: Buffalo Funds P.O. Box 219779 Kansas City, MO 64121-9779

How to open an account

Complete and sign the application that accompanies this Prospectus. Your initial investment must meet the minimum amount. Make your check payable to UMB Bank, n.a.

How to add to an account

Make your check ($100 minimum) payable to UMB Bank, n.a. and mail it to us. Always identify your account number or include the detachable reminder stub (from your confirmation statement).

How to sell shares

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

How to exchange shares

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the Buffalo or Babson Money Market Fund into which the amount is being transferred.


By wire

      UMB Bank, n.a.,
      Kansas City, Missouri,
            ABA#101000695
      For Buffalo Science & Technology Fund
            AC=9870595095
      OBI = (your account number and account name)


How to open an account

Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($2,500 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

How to add to an account

Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the name of the fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.

How to sell shares

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If your written request is received before 4:00 P.M. (Eastern Time) we will normally wire funds the following business day. If we receive your written request after 4:00 P.M. (Eastern Time), we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

How to exchange shares

Not applicable.

Through automatic transaction plans

You  must  authorize  each  type  of  automatic   transaction  on  your  account
application or complete an authorization form, available from us upon request. All registered owners must sign.

How to open an account

Not applicable.


How to add to an account

Automatic Monthly Investment:

You may authorize automatic monthly investments in a constant dollar amount ($100 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

How to sell shares

Systematic Redemption Plan:

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A maximum fee of $1.50 may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

How to exchange shares

Monthly  Exchanges:

You may authorize monthly exchanges from your account ($100 minimum) to another Buffalo Fund or Babson Money Market Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

      Buffalo Funds
      Balanced Fund
      Equity Fund
      High Yield Fund
      Science & Technology Fund
      Small Cap Fund
      USA Global Fund


Additional Information


The Statement of Additional Information (SAI) contains additional information about the Fund and is incorporated by reference into this Prospectus. The Fund's annual and semi-annual reports to shareholders contain additional information about each Fund's investments. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the previous year. Because the Fund is new, it has not yet published an annual or semi-annual report to shareholders.


You may obtain a free copy of these documents by calling, writing or e-mailing the Fund as shown below. You also may call the toll free number given below to request other information about the Fund and to make shareholder inquiries.

You may review and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (202-942-8090) or by visiting the Commission's Internet site ate http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102, or by sending an e-mail request to publicinfo@sec.gov.


      BUFFALO FUNDS
      P.O. Box 219757
      Kansas City, MO 64121-9757


      1-800-49-BUFFALO
      (1-800-492-8332)
      www.buffalofunds.com


      Investment Company Act file numbers
      811-8364 (Balanced Fund)
      811-8900 (Equity Fund)
      811-8898 (High Yield Fund)
      811-1030 (Science & Technology Fund)
      811-8509 (Small Cap Fund)
      811-8896 (USA Global Fund)

                                     PART B

                        BUFFALO SCIENCE & TECHNOLOGY FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                                 April 16, 2001


This Statement of Additional Information is not a Prospectus but should be read in conjunction with the Fund's current Prospectus dated May 1, 2001. To obtain the Prospectus or any Annual or Semi-Annual Report to shareholders, please call the Fund toll-free at 1-800-49-Buffalo (1-800-492-8332), or in the Kansas City area 751-5900.

                          TABLE OF CONTENTS
                                                                   Page
Introduction.........................................................2
Information About the Fund's Investments.............................2
     Objectives and Principal Investment Strategies..................2
     Risk Factors ...................................................3
     Fundamental Investment Policies and Restrictions................4
     Non-Fundamental Investment Policies and Restrictions............5
     Portfolio Transactions..........................................5
Performance Measures.................................................6
     Total Return....................................................7
     Performance Comparisons.........................................7
Purchasing and Selling Shares........................................8
     Purchases.......................................................8
     Sales (Redemptions).............................................8
     Signature Guarantees............................................9
     How Share Price Is Determined...................................9
     Additional Purchase and Redemption Policies ....................9
Management of the Trust and the Fund................................10
     Trustees and Officers..........................................10
     Compensation...................................................11
     Manager and Investment Adviser ................................11
     Code of Ethics.................................................12
     Custodian .....................................................12
     Independent Auditors...........................................12
     Control Persons and Principal Holders of the Fund..............12
Distributions and Taxes.............................................12
Financial Statements................................................13
General Information and History.....................................13
Appendix-Credit Ratings.............................................14

                                  INTRODUCTION

Buffalo Science & Technology Fund (hereafter, the "Fund") is a diversified series of Buffalo Funds (the "Trust") an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the Fund operates as mutual fund, allowing shareholders to buy and sell shares at any time (as described in the Prospectus) and the assets of the Fund are invested in a diversified portfolio of securities.

This Statement of Additional Information supplements the information contained in the Fund's Prospectus dated May 1, 2001.


                    INFORMATION ABOUT THE FUND'S INVESTMENTS

Objectives and Principle Investment Strategies. The Fund seeks long-term capital growth by investing at least 80% of its total assets in the equity securities of companies expected to benefit from the development, advancement, and use of science and technology. The Fund's objective may not be changed without approval of a majority of the outstanding securities of the Fund (as described below).

The Fund's principal investment strategy is to select stocks that the adviser believes have prospects for above average earnings based on intensive fundamental research. Holdings can ranges from small companies developing new technologies to blue chip firms with established track records of developing and marketing technology. Investments may also include companies that are likely to benefit from technological advances even if those companies are not directly involved in the specific research and development. Some of the industries likely to be included in the Fund are: electronics (including hardware, software and components); communications; E-commerce; information services; media; life sciences and healthcare; environmental services; chemicals and synthetic materials; and defense and aerospace.

The Fund's investments are selected by Kornitzer Capital Management, Inc., investment adviser and manager of the Fund.

This section describes additional investments that the Fund may make or strategies that it may pursue to a lesser degree in order to achieve its objective.

Cash Management. For purposes including, but not limited to, meeting redemptions and unanticipated expenses, the Fund may invest a portion of its assets in cash or high quality, short-term debt obligations readily changeable into cash. In addition, the Fund may invest up to 100% of its respective assets in such securities for temporary, emergency purposes. Such high quality, short-term obligations include: money market securities, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by government securities. Investments in commercial paper are restricted to companies in the top two short-term rating categories by Moody's Investment Service, Inc. (Moody's) and Standard & Poor's Corporation.

Repurchase Agreements. The Fund may invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the respective Fund.

The Fund will enter into repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications established from time to time by the Board of Trustees of the Trust or, the Board's delegate. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 15% of the net assets of the Fund.

Covered Call Options. The Fund is authorized to write (i.e. sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. (See "Risk Factors Applicable to Covered Call Options"). Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.

Money Market Securities. Investments by the Fund in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories by Moody's and Standard & Poor's.

Asset-Backed Securities. The Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short maturity loans such as automobile receivables, credit card receivables, other types of receivables or assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

ADRs. The Fund may gain international exposure through investing in American Depository Receipts (ADRs). ADRs, which are issued by domestic banks, are publicly traded in the United States and represent ownership in underlying foreign securities. The Fund does not intend to invest more than [5]% in ADRs and does not intend to invest directly in foreign securities or foreign currencies. (See "Risk Factors Applicable to ADRs.")


Risk Factors

Risk Factors Applicable to Small Capitalization Securities. Investments in common stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. Investment in such smaller company securities may involve greater price volatility than securities of larger, more established companies

Risk Factors Applicable to ADRs. Most ADRs are traded on an U.S. stock exchange and can be sponsored or unsponsored. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

ADRs do not involve the same direct currency and liquidity risks as securities denominated in foreign currency. However, their value will generally be affected by currency fluctuations that alter the value of the security underlying the ADRs with respect to the U.S. dollar.

Risk Factors Applicable to Covered Call Options. The Fund may engage in covered call option transactions as described herein. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out the Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Upon the termination of the Fund's obligation under a covered call option other than through exercise of the option, the Fund will realize a short-term capital gain or loss. Any gain realized by a Fund from the exercise of an option will be short- or long-term depending on the period for which the stock was held. The writing of covered call options creates a straddle that is potentially subject to the straddle rules, which may override some of the foregoing rules and result in a deferral of some losses for tax purposes.

Risk Factors Applicable to Repurchase Agreements. The Fund may enter into repurchase agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss when the securities are sold. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Fundamental Investment Policies and Restrictions. The following fundamental policies have been adopted the Board of Trustees of the Trust for the Fund. These policies cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of the Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained, such explanations are not part of the fundamental restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

The Fund is classified as diversified as defined under the 1940 Act and the Fund may not change its classification from diversified to non-diversified without shareholder approval. Under the 1940 Act, diversified generally means that the Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities issued by investment companies), or purchase more than 10% of the voting securities of any one issuer.

The Fund will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry. The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. This restriction does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. In applying the Fund's fundamental policy concerning industry concentration, it is a matter of non-fundamental policy that investments in certain categories of companies will not be considered to be investments in a particular industry. In particular, technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry. Also, for example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

In addition, the Fund will not:

(1) Borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. A fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, the fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the fund's other assets. The effect of this provision is to allow the Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing);

(2) Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933;

(3) Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

(4) Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities;

(5) Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors.

Non-Fundamental Investment Policies and Restrictions. In addition to the fundamental restrictions described above, and the various general investment policies described in the Prospectus, the Fund will be subject to the following non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval.

(1) The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a fund of funds which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, the Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies;

(2) The Fund may not invest more than 15% of its net assets in securities which it can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment; and

(3) The Fund will not borrow for the purpose of leveraging its investments. In this regard, the Fund will not purchase portfolio securities when borrowings exceed 5% of its total assets.

Portfolio Transactions. Decisions to buy and sell securities for the Fund are made by Kornitzer Capital Management, Inc. ("Kornitzer"). Officers of the Trust and Kornitzer are generally responsible for implementing and supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or price of the securities. In instances where securities are purchased on a commission basis, the Fund will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

The level of brokerage commissions generated by the Fund is directly related to the number and the size of the buy and sell transactions into which the Fund enters. The frequency and size of these transactions are affected by various factors such as cash flows into and out of the Fund, or the manager's interpretation of the market or economic environment.

The Fund, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Fund does not intend to solicit competitive bids on each transaction.

The Fund believes it is in its best interest to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the respective Fund, when acting on its behalf, as well as for any research or other services provided to the respective Fund. The Fund may execute a substantial portion of the portfolio transactions through brokerage firms that are members of the New York Stock Exchange or through other major securities exchanges. When buying securities in the over-the-counter market, the Fund will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Fund will not normally pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who did not provide such benefits or services. However, the Fund reserves the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of its shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by the Board of Trustees of the Fund and Jones & Babson, Inc., the Fund's underwriter and distributor.

Since the Fund does not market its shares through intermediary brokers and dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares that may be made through such firms. However, they may place portfolio orders with qualified broker-dealers who recommend the Fund to their clients, or who act as agent in the purchase of the Fund's shares for their clients.

Research services furnished by broker-dealers may be useful to the Fund's manager and its investment counsel in serving other clients. Conversely, the Fund may benefit from research services obtained by the manager or its investment counsel from the placement of portfolio brokerage of other clients.

When the manager in its fiduciary duty believes it to be in the best interest of the shareholders, the Fund may join with other clients of the manager and its investment counsel in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed among the Funds and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.


                              PERFORMANCE MEASURES

The Fund may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Total Return. The Fund's "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

 P(1+T)n =  ERV

 Where: P=  a  hypothetical initial payment
            of $1,000

        T =  average annual total return

        n =  number of years

     ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the 1, 5 or 10 year (or other) periods (or fractional portions thereof).

From time to time, the Fund may quote its yield in advertisements, shareholder reports or other communications to shareholders. Yield is calculated according to the following standardized SEC formula.

Current yield reflects the income per share earned by the Fund's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

The SEC standardized yield formula is as follows:


               a - b       6
Yield = 2   { _______  + 1}    - 1
                cd


      Where:

a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d  =  the maximum offering price per share on the last day of the period.


Performance Comparisons. In advertisements or in reports to shareholders, a Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, it may compare its performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. The Fund may compare its performance to the Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, the Russell 2000 Index, a small company stock index, or the Consumer Price Index.

Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance Magazine, Financial World, Forbes, U.S. News & World Report, Business Week, The Wall Street Journal, Investors Business Daily, USA Today, Fortune and Stanger's may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The Mutual Fund Letter, No-Load Fund Investor, United Mutual Fund Selector, No-Load Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service and Donoghue's Mutual Fund Almanac.

                          PURCHASING AND SELLING SHARES

Purchases. We will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not complete and in good order as described in the prospectus. If you use the services of any other broker to purchase or redeem shares of the Fund, that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account that provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares that you purchase are held by the Fund in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. A charge of $25.00 will be made for the first certificate issued and any replacement certificates. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders.

The Fund reserves the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Sales (Redemptions). We will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not complete and in good order. We must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.

The right of redemption may be suspended, or the date of payment postponed beyond the normal three-day period by the Board of Trustees under the following conditions authorized by the Investment Company Act of 1940: (1) for any period
(a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.


The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash.

Signature Guarantees. Signature guarantees normally reduce the possibility of forgery and are required in connection with each redemption method to protect shareholders from loss. Signature guarantees are required in connection with all redemptions of $25,000 or more by mail or changes in share registration, except as provided in the Prospectus. Signature guarantees must appear together with the signature(s) of the registered owner(s) on:

(1)  a written request for redemption in excess of $25,000;

(2) a separate instrument of assignment, which should specify the total number of shares to be redeemed (this "stock power" may be obtained from the Fund or from most banks or stock brokers);

(3)  all stock certificates tendered for redemption; or

(4) a request for a redemption check to be sent to a different payee, bank or address then we have on file.


How Share Price is Determined. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) except: days when the Fund is not open for business; days on which changes in the value of portfolio securities will not materially affect the net asset value; days during which no purchase or redemption order is received by the Fund; and customary holidays.

The Fund does not compute its net asset value on the following customary holidays:

New Year's Day                       January 1
Martin Luther King Jr. Day           Third Monday in January
Presidents' Holiday                  Third Monday in February
Good Friday                          Friday before Easter
Memorial Day                         Last Monday in May
Independence Day                     July 4
Labor Day                            First Monday in September
Thanksgiving Day                     Fourth Thursday in November
Christmas Day                        December 25



Additional Purchase and Redemption Policies.  We reserve the right to:

Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders of the Fund's special investment programs.

Cancel or change the telephone investment service, the telephone/telegraph exchange service and the automatic monthly investment plan without prior notice to you where in the best interest of the Fund and its investors.

Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you.

Begin charging a fee for the telephone/telegraph service and to cancel or change the service upon 60 days written notice to you.

Begin charging a fee for the systematic redemption plan upon 30 days written notice to you.

Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. We may waive the signature guarantee requirement if you authorize the telephone/telegraph redemption method at the same time you submit the initial application to purchase shares.

Require a signature guarantee if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if we have other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.


                      MANAGEMENT OF THE TRUST AND THE FUND

Trustees and Officers. The Trustees of the Trust are responsible for supervising the business operations of the Fund. The business of the Fund is largely conducted by the Fund's manager, Kornitzer Capital Management, Inc., which is subject to the supervision and control of the Board of Trustees.

The following table lists the officers and Trustees of the Trust and their ages.

*Stephen S. Soden (55), President and Trustee. 700 Karnes Boulevard, Kansas City, Missouri 64108-3306. President and Director, Jones & Babson, Inc. and of each of the Babson Funds, UMB Scout Funds, Buffalo Funds and the Investors Mark Series Fund, Inc.; President and Trustee, D.L. Babson Bond Trust; Mr. Soden is Director and Senior Vice President of Business Men's Assurance Company of America, Inc. and serves as President and Director of BMA Financial Services, Inc.

*Kent W. Gasaway (40), Trustee. 5420 West 61st Place, Shawnee Mission, Kansas 66205. Director of each Buffalo Fund since inception. Senior Vice President, Kornitzer Capital Management, Inc., since November 1991; and formerly Assistant Vice President, Waddell & Reed, Inc., (mutual fund manager) from May 1982 to November 1991.

Thomas S. Case (59), Trustee. 515 Piney Creek Road, Reno, Nevada 89511. Director of each Buffalo Fund since inception; Retired; and formerly President and Chief Executive Officer, the Frankona American Companies (insurance company).

Gene M. Betts (48). Trustee. P.O. Box 11315, Kansas City, Missouri 64112. Director of each Buffalo Fund since February 6, 2001, Senior Vice President and Treasurer, Sprint Corporation (telecommunications) since 1987; and formerly, Director, Great Plains Trust Company (1994-2000).

J. Gary Gradinger (57), Trustee. 400 E. 10th Avenue, Kansas City, Missouri 64116. Director of each Buffalo Fund since February 6, 2001, Chairman, President and Chief Executive Officer, Golden Star Inc. (manufacturer of textile and cleaning products) since 1968.

Philip J. Kennedy (55), Trustee. 1109 E. Pine Street, Grove City, Pennsylvania 16127. Director of each Buffalo Fund since February 6, 2001, Faculty member, Accounting Department, Slippery Rock University since 1984; Self-employed consultant and certified public accountant; and formerly, Director, Great Plains Trust Company (1994-2000).

P. Bradley Adams (40), Vice President and Treasurer. 700 Karnes Boulevard, Kansas City, Missouri 64108-3306. Vice President and Treasurer, Jones & Babson, Inc., and of each of the Babson Funds, UMB Scout Funds and Buffalo Funds; Principal Financial Officer, Investors Mark Series Fund, Inc.

W. Guy Cooke (39), Vice President and Chief Compliance Officer. 700 Karnes Boulevard, Kansas City, Missouri 64108-3306. Chief Compliance Officer, Jones & Babson, Inc.; Vice President and Chief Compliance Officer of the nine investment companies within the Babson Mutual Fund Group; Vice President and Chief Compliance Officer of the ten investment companies within the UMB Scout Funds group; Vice President and Chief Compliance Officer of the five investment companies within the Buffalo Group of Mutual Funds; Vice President and Chief Compliance Officer, AFBA Five Star Fund, Inc. Mr. Cooke joined Jones & Babson in March 1998 and previously was Director of Compliance at American Century Companies.

Martin A. Cramer (50), Vice President and Secretary. 700 Karnes Boulevard, Kansas City, Missouri 64108-3306. Vice President and Secretary, Jones & Babson, Inc., and of each of the Babson Funds, UMB Scout Funds and Buffalo Funds; Secretary and Secretary, Investors Mark Series Fund, Inc.

Constance E. Martin (39), Vice President. 700 Karnes Boulevard, Kansas City, Missouri 64108-3306. Assistant Vice President, Jones & Babson, Inc.; Vice President of each of the Babson Funds, UMB Scout Funds and Buffalo Funds.

Compensation. The Fund does not directly compensate any Trustees or officers for their normal duties and services. Mr. Gasaway and Mr. Soden, who are interested Trustees due to their employment with the Fund's adviser and underwriter, respectively, are compensated by those organizations and not the Fund. The fees of the independent Trustees (as well as travel and other expenses related to the Board meetings) are paid by Kornitzer Capital Management, Inc. under the provisions of the Fund's Management Agreement.

Each independent Trustee receives an annual retainer of $3,000, plus $125 for each Fund per Board meeting attended. The Board generally meets four times each year. The following chart sets forth the annual compensation of the Trustees, all of which is paid by the Fund's manager.



                                     Compensation for                               Total Compensation From
                                  Serving on the Fund's     Pension or Retirement         Fund and
      Name of Trustee                     Board               Benefits Accrued          Fund Complex
      ---------------                     -----               ----------------          ------------
      Stephen S. Soden                     -0-                       -0-                      -0-
      Kent W. Gasaway                      -0-                       -0-                      -0-
      Thomas S. Case                       $625                      -0-                     $6,000
      Gene M. Betts                        $625                      -0-                     $6,000
      J. Gary Gradinger                    $625                      -0-                     $6,000
      Philip J. Kennedy                    $625                      -0-                     $6,000

As of May 1, 2001 the officers and Trustees as a group own less than 1% of the Fund.

Manager and Investment Adviser. Kornitzer serves as manager and investment adviser to the Fund. Kornitzer is a federally registered investment advisory firm that was founded in 1989. It currently manages approximately $1.2 billion in client assets for mutual funds, corporations, pensions and individuals. In addition to the Buffalo Funds, Kornitzer serves as sub-adviser to the AFBA 5 Star Funds, a family of four mutual funds sold primarily to military personnel with objectives and policies substantially similar to the Buffalo Funds (except that there is no small cap fund in the AFBA 5 Star Funds family).

Kornitzer is a closely-held corporation controlled by persons who are active in the management of the firm's business. John C. Kornitzer is the principal stockholder of the firm and serves as the firm's president and Chairman of the Board of Directors. Kent W. Gasaway and Thomas W. Laming who, together with Mr. Kornitzer, are responsible for managing the Fund, each own more than 5% of the firm.

Jones & Babson, Inc. serves as underwriter, transfer agent and fund accounting agent for the funds in the Buffalo Group of Mutual Funds.

As compensation for all the foregoing services, the Fund pays Kornitzer a fee at the annual rate of one percent (1%) of average daily net assets from which Kornitzer pays Jones & Babson, Inc. a fee of 50/100 of 1% (.50%) of average daily net assets. Both fees are computed daily; the fee to Kornitzer is paid monthly.

Certain officers and Trustees of the Trust are also officers, trustees, or directors or both of other Buffalo Funds, Jones & Babson, Inc. or Kornitzer. Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America, which is considered to be a controlling person under the Investment Company Act of 1940. Assicurazioni Generali S.P.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of America. Mediobanca is a 5% owner of Generali.

Code of Ethics. The Fund, its investment adviser, and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain general restrictions and procedures. Each code of ethics contains provisions designed to substantially comply with the recommendations contained in the Investment Company Institute's 1994 Report of the Advisory Group on Personal Investing. The codes of ethics are on file with the Securities and Exchange Commission.

Custodian. The Fund's assets are held for safe-keeping by an independent custodian, UMB Bank, n.a. This means UMB Bank, n.a., rather than the Fund, has possession of the Fund's cash and securities. UMB Bank, n.a. is not responsible for the Fund's investment management or administration. But, as directed by the Fund's officers, it delivers cash to those who have securities to a Fund in return for such securities, and to those who have purchased securities from a Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by a Fund and holds this for payment to shareholders after deduction of a Fund's expenses. The custodian is compensated by Jones & Babson, Inc. out of the fees paid to it by the manager. There is no charge to the Fund.

Independent Auditors. Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Suite 2000, Kansas City, Missouri 64105, has been selected as the Fund's independent auditors.

Control Persons and Principal Holders of the Fund. As of May 1, 2001, there were no control persons or principal holders of shares of the Fund. Control persons are persons deemed to control a fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of a Fund's outstanding equity securities.


                             DISTRIBUTIONS AND TAXES

Distributions of net investment income. The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes a Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of capital gains. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Information on the tax character of distributions. The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be taxed as a regulated investment company. The Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, the Fund generally pays no income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise tax distribution requirements. To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different Buffalo Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. government obligations. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations. If you are a corporate shareholder, you should note that the Fund anticipates that some percentage of the dividends it pays will qualify for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.


                              FINANCIAL STATEMENTS



                         Report of Independent Auditors

The Board of Trustees and Shareholder
Buffalo Funds

We have audited the accompanying statement of net assets of the Buffalo Science & Technology Fund (the Fund) of the Buffalo Funds as of April 3, 2001. This statement of net assets is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of net assets based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. Our procedures included confirmation of cash as of April 3, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of net assets referred to above presents fairly, in all material respects, the financial position of the Fund at April 3, 2001, in conformity with accounting principles generally accepted in the United States.


                                                /s/ Ernst & Young LLP

Kansas City, Missouri
April 4, 2001

                                  Buffalo Funds

                             Statement of Net Assets

                                  April 3, 2001

                                                               BUFFALO SCIENCE
                                                                & TECHNOLOGY
                                                                    FUND
                                                            --------------------

ASSETS
Cash                                                              $100,000
                                                               ---------------

Net assets applicable to outstanding shares                       $100,000
                                                               ===============
CAPITAL SHARES, $1.00 PAR VALUE
Shares of beneficial interest authorized                           Unlimited
                                                               ===============

Shares of beneficial interest outstanding                           10,000
                                                               ===============

NET ASSET VALUE PER SHARE                                          $ 10.00
                                                               ===============

See accompanying note.

                                  Buffalo Funds

                         Note to Statement of Net Assets

                                  April 3, 2001

NOTE - SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Buffalo Funds (the Trust) was organized as a Delaware business trust on February 14, 2001 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. An unlimited number of shares of beneficial interest in the Trust were issued to the Buffalo Science & Technology Fund (the Fund), which is a series of the Trust.

MANAGEMENT FEES

Kornitzer Capital Management, Inc. (the Manager) serves as the Trust's manager and investment adviser. The Manager will charge the Fund a fee based on an annual rate of 1.00% of the Fund's average daily net assets from which the Manager will pay Jones & Babson, Inc. (the Administrator) a fee of 0.50% of the Fund's average daily net assets. The Fund will pay for all other expenses not specifically assumed by the Manager or Administrator such as taxes, interest, governmental charges, and fees, including registration with the Securities and Exchange Commission, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation and regulatory assistance. The costs of organization will be paid by the Administrator. Certain officers and trustees of the Fund are also officers and trustees of the Manager and/or the Administrator.

FEDERAL AND STATE TAXES

The Trust intends to qualify as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to its shareholders.

                         GENERAL INFORMATION AND HISTORY

Buffalo Funds was organized as a Delaware business trust on February 14, 2001 and is registered as an investment company under the 1940 Act. All shares of the Fund issued by the Trust have the same rights and privileges as other shares issued by the Fund. Each full and fractional share, issued and outstanding, has
(1) equal voting rights with respect to matters that affect the Fund, and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Trust may create other series of stock. Shareholders do not have pre-emptive or conversion rights.

Non-cumulative voting - Shares of the Fund have non-cumulative voting rights, which means that the holders of 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any Trustees.

The Trust will not hold annual meetings except as required by the 1940 Act and other applicable laws.


                             FIXED INCOME SECURITIES
                              DESCRIBED AND RATINGS


Description of Bond Ratings:

Standard & Poor's Corporation (S&P).

AAA Highest Grade. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA High Grade. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A Upper-medium Grade. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominately reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. (Moody's).

Aaa Best Quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa High Quality by All Standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A    Upper-medium  Grade.  Factors giving security to principal and interest are
     considered   adequate,   but  elements  may  be  present  which  suggest  a
     susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


Description of Commercial Paper Ratings:

Moody's . . . Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

      Prime - 1      Highest Quality
      Prime - 2      Higher Quality
      Prime - 3      High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)  evaluation of the management of the issuer;

(2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3) evaluation of the issuer's products in relation to competition and customer acceptance;

(4)  liquidity;

(5)  amount and quality of long-term debt;

(6)  trend of earnings over a period of ten years;

(7) financial strength of a parent company and relationships which exist with the issuer; and

(8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P . . .Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as over-whelming.

A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D This rating indicates that the issuer is either in default or is expected to be in default upon maturity.



--------
* Directors who are interested persons as that term is defined in the Investment Company Act of 1940, as amended.

                                  BUFFALO FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

          (a)(1) Agreement and Declaration of Trust of Registrant dated February 14, 2001 previously filed with the Initial Registration Statement on Form N-1A as Exhibit No. EX-99.a.1 on February 21, 2001.

          (a)(2) Certificate of Trust of Registrant as filed with the State of Delaware on February 14, 2001 previously filed with the Initial Registration Statement on Form N-1A as Exhibit No. EX-99.a.2 on February 21, 2001.

          (b) By-Laws of the Registrant previously filed with the Initial Registration Statement on Form N-1A as Exhibit No. EX-99.b on February 21, 2001.

          (c)       Instruments Defining Rights of Security Holders.

                    See Article III, "Shares" and Article V "Shareholders' Voting Powers and Meetings" of the Registrant's Agreement and Declaration of Trust.

                    See also, Article II, "Meetings of Shareholders" of the Registrant's By-Laws.

          (d) Form of Management Agreement between the Registrant and Kornitzer Capital Management, Inc. previously filed with the Initial Registration Statement on Form N-1A as Exhibit No. EX-99.d on February 21, 2001.

          (e) Form of Underwriting Agreement between the Registrant and Jones & Babson, Inc. previously filed with the Initial Registration Statement on Form N-1A as Exhibit No. EX-99.e on February 21, 2001.

          (f)       Bonus or Profit Sharing Contracts.

                    Not Applicable.

          (g) Custodian Agreement between the Registrant and UMB Bank, N.A. dated May 5, 1997 previously filed with the Initial Registration Statement on Form N-1A as Exhibit No. EX-99.g on February 21, 2001.

          (h) Form of Transfer Agency Agreement between the Registrant and Jones & Babson, Inc. previously filed with the Initial Registration Statement on Form N-1A as Exhibit No. EX-99.h.1 on February 21, 2001.

          (i) Opinion and Consent of Counsel is filed herewith as Exhibit No. EX-99.i.

          (j)(1)    Consent  of  Auditors  is  filed  herewith  as  Exhibit  No.
                    EX-99.j.1.

          (j)(2)    Power  of  Attorney   previously   filed  with  the  Initial
                    Registration Statement on Form N-1A as Exhibit No. EX-99.j.2 on February 21, 2001.

          (k)       Omitted Financial Statements.

                    Not Applicable.

          (l)       Initial Capital Agreements.

                    Not Applicable.

          (m)       Rule 12b-1 Plan.

                    Not Applicable.

          (n)       Rule 18f-3 Plan.

                    Not Applicable.

          (p)(1) Joint Code of Ethics of the Registrant and Jones & Babson previously filed with the Initial Registration Statement on Form N-1A as Exhibit No. EX-99.p.1 on February 21, 2001.

          (p)(2)    Code  of  Ethics  of  Kornitzer  Capital  Management,   Inc.
                    previously filed with the Initial Registration Statement on Form N-1A as Exhibit No. EX-99.p.2 on February 21, 2001.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

          None.


ITEM 25.  INDEMNIFICATION.

          Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

          Article VII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of
Section 2 of Article VII.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

          Kornitzer Capital Management, Inc. is a federally registered investment adviser that provides investment management services to the Buffalo Funds family of mutual funds and the AFBA 5 Star Fund family of funds. Kornitzer also manages the assets of non-fund advisory clients.



ITEM 27. PRINCIPAL UNDERWRITER.

          (a) Jones & Babson, Inc., the principal underwriter of the Registrant, also acts as principal underwriter for the following:

                    UMB Scout Stock Fund, Inc.

                           -UMB Scout Stock Fund
                           -UMB Scout Stock Select Fund
                    UMB Scout WorldWide Fund, Inc.
                           -UMB Scout WorldWide Fund
                           -UMB Scout WorldWide Select Fund
                    UMB Scout Regional Fund, Inc.
                    UMB Scout Balanced Fund, Inc.
                    UMB Scout Bond Fund, Inc.
                    UMB Scout Capital Preservation Fund, Inc.
                    UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
                    UMB Scout Money Market Fund, Inc.
                    UMB Scout Tax-Free Money Market Fund, Inc.
                    UMB Scout Funds
                           -UMB Scout Technology Fund
                           -UMB Scout Equity Index Fund
                    David L. Babson Growth Fund, Inc.
                    Babson Enterprise Fund, Inc.
                    Babson Enterprise Fund II, Inc.
                    D.L. Babson Money Market Fund, Inc.
                           -Babson Money Market Fund
                    D.L. Babson Tax-Free Income Fund, Inc.
                           -Babson Tax-Free Income Fund
                    D.L. Babson Bond Trust
                           -Portfolio L
                           -Portfolio S
                    Babson Value Fund, Inc.
                    Shadow Stock Fund, Inc.
                    Babson-Stewart Ivory International Fund, Inc. Buffalo Balanced Fund, Inc.
                    Buffalo Equity Fund, Inc.
                    Buffalo High Yield Fund, Inc.
                    Buffalo Small Cap Fund, Inc.
                    Buffalo USA Global Fund, Inc.
                    Investors Mark Series Fund, Inc.
                    J&B Funds

                           -J&B Small-Cap International Fund
                           -J&B Small-Cap Aggressive Growth Fund
                           -J&B Mid-Cap Aggressive Growth Fund


          (b) Herewith is the information required by the following table with respect to each director, officer or partner of the underwriter named in answer to Item 20 of Part B:

          NAME AND PRINCIPAL                      POSITION & Offices                     Positions & Offices
           BUSINESS ADDRESS                        WITH UNDERWRITER                        WITH REGISTRANT
           ----------------                        ----------------                        ---------------
       Stephen S. Soden                              Chairman and                       President, Chairman,
       700 Karnes Blvd.                                Director                              and Trustee
       Kansas City, MO
       64108-3306

       Giorgio Balzer                                  Director                                 None
       700 Karnes Blvd.
       Kansas City, MO
       64108-3306

       Robert T. Kavich                                Director                                 None
       700 Karnes Blvd.
       Kansas City, MO
       64108-3306

       Edward S. Ritter                                Director                                 None
       700 Karnes Blvd.
       Kansas City, MO
       64108-3306

       Robert N. Sawyer                                Director                                 None
       700 Karnes Blvd.
       Kansas City, MO
       64108-3306

       Vernon W. Vorhees                               Director                                 None
       700 Karnes Blvd
       Kansas City, MO
       64108-3306

       P. Bradley Adams                           Vice President and                     Vice President and
       700 Karnes Blvd.                                Treasurer                              Treasurer
       Kansas City, MO
       64108-3306

       Martin A. Cramer                           Vice President and                     Vice President and
       700 Karnes Blvd.                                Secretary                              Secretary
       Kansas City, MO
       64108-3306

          (c) The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrant pursuant to the principal underwriting agreement.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

          Each  account,  book or other  document  required to be  maintained by
Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of Jones & Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306 and Kornitzer Capital Management, Inc., 5420 West 61st Place, Shawnee Mission, KS, 66205-3084.


ITEM 29. MANAGEMENT SERVICES.

          There are no management related service contracts not discussed in Part A or Part B.


ITEM 30. UNDERTAKINGS.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and the State of Missouri on the 11th day of April, 2001.


                                       Buffalo Funds


                                       /s/ Stephen S. Soden*
                                       ---------------------------------------
                                       Stephen S. Soden
                                       President, Chairman and Trustee


         Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.


Signature                             Title                                Date
---------                             -----                                ----
/s/ Stephen S. Soden*                 President, Chairman and              April 11, 2001
---------------------------           Trustee
Stephen S. Soden

/s/ P. Bradley Adams                  Vice President and Treasurer         April 11, 2001
---------------------------
P. Bradley Adams

/s/ Gene M. Betts*                    Trustee                              April 11, 2001
---------------------------
Gene M. Betts

/s/ Thomas S. Case*                   Trustee                              April 11, 2001
---------------------------
Thomas S. Case

/s/ Kent W. Gasaway*                  Trustee                              April 11, 2001
---------------------------
Kent W. Gasaway

/s/ J. Gary Gradinger*                Trustee                              April 11, 2001
---------------------------
J. Gary Gradinger

/s/ Philip J. Kennedy*                Trustee                              April 11, 2001
---------------------------
Philip J. Kennedy



     * By:/s/ P. Bradley Adams
          -----------------------------------
             P. Bradley Adams
             (Pursuant to Power of Attorney)

                                  EXHIBIT INDEX


                  EXHIBITS                           EXHIBIT NUMBER
                  --------                           --------------

                  Opinion of Counsel                    EX-99.i

                  Consent of Auditors                   EX-99.j.1